Schedule of Investments

January 31, 2023 (Unaudited)

LSV Global Value Fund

	Shares	Value (000)
U.S. Common Stock (58.1%)
Aerospace & Defense (0.6%)
Lockheed Martin	1,000	$463

Agricultural Operations (0.5%)
Archer-Daniels-Midland	4,600	381

Agricultural Products (0.8%)
Bunge	2,600	258
Ingredion	2,800	288

		546

Air Freight & Logistics (0.5%)
FedEx	1,800	349

Aircraft (1.0%)
Alaska Air Group*	5,500	282
Delta Air Lines*	5,600	219
United Airlines Holdings*	4,200	206

		707

Apparel Retail (0.3%)
Foot Locker	4,800	209

Apparel, Accessories & Luxury Goods (0.4%)
Carter’s	3,200	267

Asset Management & Custody Banks (1.9%)
Ameriprise Financial	1,100	385
Bank of New York Mellon	9,300	471
Carlyle Secured Lending	17,200	259
State Street	3,200	292

		1,407

Automotive (2.7%)
Ford Motor	30,800	416
General Motors	12,200	480
Goodyear Tire & Rubber*	22,700	255
Lear	1,900	277
Thor Industries	3,000	286
Winnebago Industries	3,800	242

		1,956

Automotive Retail (0.7%)
AutoNation*	2,200	278
Group 1 Automotive	1,200	257

		535

Banks (2.0%)
BankUnited	7,300	274
Citizens Financial Group	5,400	234
Regions Financial	10,600	250
Wells Fargo	10,700	501

LSV Global Value Fund

	Shares	Value (000)
Banks (continued)
Zions Bancorp	4,000	$213

		1,472

Biotechnology (2.7%)
Amgen	1,800	453
Biogen*	600	175
Gilead Sciences	8,000	671
Incyte*	2,860	244
Ironwood Pharmaceuticals, Cl A*	24,800	286
Regeneron Pharmaceuticals*	200	152

		1,981

Broadcasting (0.8%)
Fox	8,200	279
Nexstar Media Group, Cl A	1,300	266

		545

Building & Construction (1.4%)
Builders FirstSource*	3,900	311
Owens Corning	4,400	425
TRI Pointe Homes*	11,100	245

		981

Chemicals (1.4%)
Celanese, Cl A	2,000	246
Eastman Chemical	2,800	247
Huntsman	10,900	346
LyondellBasell Industries, Cl A	2,000	193

		1,032

Computer & Electronics Retail (0.4%)
Best Buy	2,900	257

Computers & Services (3.0%)
DXC Technology*	8,800	253
eBay	3,300	163
Hewlett Packard Enterprise	28,700	462
HP	13,100	382
NCR*	11,600	318
NetApp	1,700	113
Oracle	3,300	292
Xerox Holdings	13,100	215

		2,198

Consumer Products (0.7%)
Brunswick	3,200	270
Polaris	2,100	241

		511

Data Processing & Outsourced Services (0.3%)
CSG Systems International	4,200	251

Schedule of Investments

January 31, 2023 (Unaudited)

LSV Global Value Fund

	Shares	Value (000)

Drug Retail (0.3%)
Walgreens Boots Alliance	6,800	$251

Electric Utilities (0.4%)
NRG Energy	8,300	284

Electrical Components & Equipment (0.4%)
Encore Wire	1,800	291

Electronic Components (0.0%)
Coherent*	800	35

Fertilizers & Agricultural Chemicals (0.5%)
Mosaic	7,600	377

Financial Services (1.8%)
Ally Financial	9,600	312
Capital One Financial	3,300	392
Citigroup	7,200	376
Discover Financial Services	1,600	187

		1,267

Food, Beverage & Tobacco (1.1%)
Conagra Brands	7,500	279
JM Smucker	1,200	183
Molson Coors Beverage, Cl B	6,600	347

		809

Forest Products (0.4%)
Louisiana-Pacific	4,000	272

Health Care Distributors (0.8%)
Cardinal Health	3,800	294
McKesson	800	302

		596

Health Care Services (0.9%)
CVS Health	2,800	247
DaVita*	2,100	173
Quest Diagnostics	1,600	238

		658

Hotel & Resort REITs (0.3%)
Apple Hospitality	10,800	191

Household Products, Furniture & Fixtures (0.5%)
Whirlpool	2,500	389

Insurance (2.7%)
Aflac	2,500	184
Allstate	1,400	180
American International Group	7,100	448
Hartford Financial Services Group	3,900	302

LSV Global Value Fund

	Shares	Value (000)
Insurance (continued)
Lincoln National	4,000	$142
MetLife	3,600	263
MGIC Investment	19,600	277
Prudential Financial	1,400	147

		1,943

Interactive Media & Services (0.7%)
Meta Platforms, Cl A*	3,200	477

Investment Banking & Brokerage (0.7%)
Jefferies Financial Group	6,700	263
Morgan Stanley	2,700	263

		526

IT Consulting & Other Services (0.8%)
Amdocs	3,100	285
International Business
Machines	2,200	296

		581

Leasing & Renting (0.4%)
Triton International	4,100	290

Machinery (1.8%)
AGCO	2,800	388
Allison Transmission Holdings	6,500	293
Cummins	1,400	349
Wabash National	10,500	270

		1,300

Media & Entertainment (0.7%)
Comcast, Cl A	12,600	496

Metal & Glass Containers (0.3%)
Berry Global Group	4,000	247

Mortgage REITs (0.4%)
Rithm Capital	29,200	275

Motorcycle Manufacturers (0.4%)
Harley-Davidson	5,900	272

Oil & Gas Exploration & Production (0.7%)
California Resources	5,900	251
Chesapeake Energy	2,800	243
Vitesse Energy*	788	13

		507

Paper Packaging (0.4%)
Westrock	6,800	267

Paper Products (0.3%)
Sylvamo	5,100	242

Schedule of Investments

January 31, 2023 (Unaudited)

LSV Global Value Fund

	Shares	Value (000)
Petroleum & Fuel Products (0.3%)
Valero Energy	1,500	$210

Pharmaceuticals (4.4%)
AbbVie	1,300	192
Bristol-Myers Squibb	7,600	552
Jazz Pharmaceuticals*	1,700	266
Johnson & Johnson	900	147
Merck	6,700	720
Organon	8,500	256
Pfizer	16,400	724
Viatris, Cl W*	20,500	249

		3,106

Property & Casualty Insurance (0.4%)
First American Financial	4,700	291

Real Estate (0.5%)
Host Hotels & Resorts	17,500	330

Reinsurance (0.2%)
Everest Re Group	500	175

Retail (1.3%)
Dick’s Sporting Goods	1,400	183
Kohl’s	6,600	214
Kroger	7,300	326
Macy’s	10,500	248

		971

Retail REITs (0.3%)
Simon Property Group	1,900	244

Semiconductors (0.7%)
Alpha & Omega Semiconductor*	7,500	247
Qorvo*	2,100	228

		475

Semi-Conductors/Instruments (4.2%)
Amkor Technology	13,200	386
Applied Materials	2,000	223
Cirrus Logic*	2,800	253
Diodes*	3,600	321
Flextronics International*	17,400	406
Intel	18,500	523
Jabil	3,800	299
QUALCOMM	4,300	573

		2,984

Specialized Consumer Services (0.4%)
H&R Block	6,800	265

Systems Software (0.2%)
VMware, Cl A*	1,050	129

LSV Global Value Fund

	Shares	Value (000)
Technology Distributors (0.8%)
Arrow Electronics*	2,700	$317
Avnet	5,800	266

		583

Technology Hardware, Storage & Peripherals (1.1%)
Dell Technologies, Cl C	11,900	484
Seagate Technology Holdings	4,300	291

		775

Telephones & Telecommunications (2.7%)
AT&T	39,300	801
Cisco Systems	14,300	696
Verizon Communications	10,900	453

		1,950

Thrifts & Mortgage Finance (0.4%)
Radian Group	11,500	254

Trucking (0.4%)
Ryder System	3,000	283

TOTAL U.S. COMMON STOCK
(Cost $40,783)		41,916

Foreign Common Stock (41.4%)
Australia (1.9%)
BHP Group	9,500	334
BlueScope Steel	20,700	282
New Hope	60,300	250
OMV	4,300	215
Rio Tinto	2,700	242
Woodside Energy Group	1,716	44

		1,367

Austria (0.4%)
BAWAG Group	4,700	291

Belgium (0.4%)
Solvay	2,200	256

Brazil (0.5%)
JBS	58,900	234
Vibra Energia	31,000	101

		335

Canada (2.7%)
ARC Resources	20,500	238
B2Gold	44,400	176

Schedule of Investments

January 31, 2023 (Unaudited)

LSV Global Value Fund

	Shares	Value (000)
Canada (continued)
Canadian Imperial Bank of Commerce	4,000	$183
iA Financial	4,200	259
Magna International	4,100	266
Suncor Energy	18,500	643
West Fraser Timber	2,500	217

		1,982

China (1.0%)
China CITIC Bank, Cl H	542,000	262
Shanghai Pharmaceuticals Holding, Cl H	79,400	140
Shenzhen Expressway, Cl H	162,000	148
Sinotrans, Cl H	461,000	159

		709

Finland (0.7%)
Nokia	56,200	267
TietoEVRY	7,700	234

		501

France (3.1%)
AXA	8,800	275
BNP Paribas	3,900	268
Bouygues	7,900	260
Ipsen	2,800	295
Metropole Television	7,600	121
Orange	17,300	183
Rothschild	5,100	215
Rubis SCA	7,800	218
Sanofi	1,800	176
TotalEnergies	4,000	247

		2,258

Germany (2.4%)
Allianz	1,100	263
Bayerische Motoren Werke	3,500	356
Daimler Truck Holding*	6,600	222
Deutsche Post	5,300	228
Mercedes-Benz Group	4,500	335
Muenchener Rueckversicherungs	600	217
Volkswagen	600	105

		1,726

Hong Kong (3.1%)
Asia Cement China Holdings	134,500	63
China Petroleum & Chemical, Cl H	512,000	276
China Water Affairs Group	140,000	122

LSV Global Value Fund

	Shares	Value (000)
Hong Kong (continued)
Dali Foods Group	446,500	$199
Dongfeng Motor Group, Cl H	308,000	184
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl H	80,000	234
NetDragon Websoft Holdings	103,000	239
PAX Global Technology	129,000	122
PetroChina, Cl H	994,000	532
WH Group	412,681	254

		2,225

Hungary (0.4%)
MOL Hungarian Oil & Gas	35,100	262

Israel (0.2%)
Teva Pharmaceutical Industries*	14,100	148

Italy (1.2%)
A2A	179,700	271
Eni	21,200	326
Mediobanca Banca di Credito Finanziario	25,400	273

		870

Japan (6.3%)
DCM Holdings	15,900	145
Isuzu Motors	21,800	276
ITOCHU	6,700	217
Kaga Electronics	6,600	220
Kandenko	28,500	192
Lintec	13,400	232
NGK Spark Plug	14,100	276
Nippon Telegraph & Telephone	3,800	114
Nitto Kogyo	12,500	234
Nomura Holdings	58,600	234
Ono Pharmaceutical	6,600	143
ORIX	10,400	183
Relia	9,800	111
Resona Holdings	53,800	297
Ricoh	43,100	334
Ricoh Leasing	7,000	209
SKY Perfect JSAT Holdings	60,900	235
Sumitomo	15,400	276
Teijin	17,100	176
Tokyo Seimitsu	8,700	299
Tsubakimoto Chain	5,000	120

Schedule of Investments

January 31, 2023 (Unaudited)

LSV Global Value Fund

	Shares	Value (000)
Japan (continued)
Valor	4,800	$69

		4,592

Mexico (0.4%)
Coca-Cola Femsa	34,000	259

Netherlands (1.2%)
Aegon	41,800	231
Koninklijke Ahold Delhaize	12,200	364
Signify	7,000	253

		848

Norway (0.3%)
DNB Bank	11,500	215

Poland (0.3%)
Asseco Poland	12,386	218

Puerto Rico (0.4%)
OFG Bancorp	9,200	260

Russia (–%)
Gazprom PJSC(A)	15,900	—
LUKOIL PJSC(A)	1,600	—

		—

South Africa (0.3%)
Absa Group	21,000	241

South Korea (1.5%)
Huons	1,870	45
Kginicis	5,400	58
KT*	8,800	251
LG Uplus	12,500	113
Samsung Electronics	10,000	498
SK Telecom	3,900	148

		1,113

Spain (0.4%)
Mapfre	128,500	258

Sweden (2.2%)
Bilia, Cl A	8,600	99
Inwido	19,500	213
Nordea Bank Abp	22,300	261
SKF, Cl B	15,000	265

LSV Global Value Fund

	Shares	Value (000)
Sweden (continued)
Swedbank	14,400	$277
Volvo, Cl B	25,000	496

		1,611

Switzerland (1.9%)
Novartis	6,000	542
Roche Holding AG	600	187
UBS Group	30,400	650

		1,379

Taiwan (2.1%)
ASE Technology Holding	113,000	381
Chipbond Technology	112,000	227
Compeq Manufacturing	149,000	228
Novatek Microelectronics	22,000	262
Powertech Technology	68,000	190
Topco Scientific	26,000	147
Tripod Technology	26,000	86

		1,521

Thailand (0.4%)
Krung Thai Bank	494,600	263

Turkey (0.6%)
Coca-Cola Icecek	23,100	225
Eregli Demir ve Celik Fabrikalari	95,400	194

		419

United Kingdom (5.1%)
3i Group	15,000	293
Anglo American	5,100	220
Aviva	64,200	362
BAE Systems	20,500	217
Barclays	120,200	276
Bellway	7,600	199
British American Tobacco	5,100	196
GAIL India GDR	30,500	214
GSK	11,360	200
Haleon*	14,200	57
J Sainsbury	84,900	275
Lloyds Banking Group	610,200	397
Shell	18,700	549
Tata Steel GDR	1,901	28

Schedule of Investments

January 31, 2023 (Unaudited)

LSV Global Value Fund

	Shares	Value (000)

United Kingdom (continued)
Tesco	85,700	$260

		3,743

TOTAL FOREIGN COMMON STOCK
(Cost $29,959)		29,870

	Face Amount (000)

Repurchase Agreement (0.1%)
South Street Securities 3.990%, dated 01/31/2023, to be repurchased on 02/01/2023, repurchase price $61 (collateralized by various U.S. Treasury obligations, ranging in par value $0 - $43, 0.000% - 4.125%, 04/30/2023 -05/15/2041; total market value $62)	$61	61

TOTAL REPURCHASE AGREEMENT (Cost $61)		61

Total Investments – 99.6% (Cost $70,803)		$71,847

Percentages are based on Net Assets of $72,150 (000).

*	Non-income producing security.

(A)Level 3 security in accordance with fair value hierarchy.

Cl – Class

GDR – Global Depositary Receipt

PJSC – Public Joint Stock Company

REIT – Real Estate Investment Trust

LSV-QH-006-1800